Segment reporting - Information about reportable segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of operating segments [line items]
Segment revenue	$ 404,346,000	$ 420,933,000	$ 464,549,000
Operating segments
Disclosure of operating segments [line items]
Segment revenue	404,346,000	420,933,000	464,549,000
Nexters Global Ltd
Disclosure of operating segments [line items]
Segment Management EBITDA	60,253,000	49,894,000	43,975,000
Nexters Global Ltd | Operating segments
Disclosure of operating segments [line items]
Segment revenue	389,405,000	403,639,000	447,148,000
Segment Management EBITDA	60,253,000	49,894,000	43,975,000
Other segments and corporate activities
Disclosure of operating segments [line items]
Segment Management EBITDA	(25,711,000)	(14,200,000)	(15,670,000)
Other segments and corporate activities | Operating segments
Disclosure of operating segments [line items]
Segment revenue	14,941,000	17,294,000	17,401,000
Segment Management EBITDA	$ (25,711,000)	$ (14,200,000)	$ (15,670,000)